Share-Based Payments - Portfolio Performance Shares Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vested and expected to vest, end of period, shares	243,297,000	[1]
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	11,324,000
Granted, shares	8,377,000
Vested, shares	(7,000)	[2]
Forfeited, shares	(817,000)
Nonvested, end of period, shares	18,877,000	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share	$ 30.63
Granted, weighted-average grant date fair value per share	$ 32.23
Vested, weighted-average grant date fair value per share	$ 30.18	[2]
Forfeited, weighted-average grant date fair value per share	$ 30.10
Nonvested, end of period, weighted-average grant date fair value per share	$ 31.15	[2]
Vested and expected to vest, end of period, shares			18,877

[1]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[2]	Vested and non-vested shares outstanding, but not paid as of December 31, 2014 were 18,877.